Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY  10019

November 6, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:                             Direxion Funds (the “Trust”)

File Nos.: 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(e) of the Securities Act of 1933, as amended (the “1933 Act”) and the regulations thereunder, transmitted herewith on behalf of the Trust are the XBRL risk/return summary and corresponding XBRL exhibits, noted below, that mirror the revisions to the risk/return summary described for the Direxion Monthly 25+ Year Treasury Bull 1.2X Fund and the Direxion Monthly 25+ Year Treasury Bear 1X Fund and filed pursuant to Rule 497(e) under the 1933 Act on October 21, 2015.  This October 21, 2015 Rule 497(e) filing (Accession No. 0001104659-15-071923) is hereby incorporated by reference to today’s Rule 497(e) filing.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Nicole Trudeau of K&L Gates LLP at (202) 778-9189.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC